Goodwill and Other Intangible Assets - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019 CAD ($)	Oct. 31, 2018	Jul. 31, 2018 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Annual impairment of goodwill		$ 0		$ 0
Period of discounted cash flow method for calculating value in use	5-year
Annual impairment of Indefinite life intangible assets		$ 0		$ 0
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	10.5		11
Terminal growth rate	3.00%		3.00%
Cash flows discounted rate	10.00%		10.00%
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used	12.5		13.5
Terminal growth rate	5.00%		5.00%
Cash flows discounted rate	12.00%		12.00%